Loans	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
LOANS
10.	LOANS

Short-term loans were as follows:

	12/31/2013	12/31/2012	12/31/2011
Description		(Restated)	(Restated)
Loan payable to Industrial and Commercial Bank of China, interest at 6.56% annually, due by December 19, 2012, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$-	$-	$1,574,233

Loan payable to China Minsheng Bank, interest at 7.93% annually, due by September 14, 2012.	-	-	787,116

Loan payable to China Merchants Bank, interest at 8.53% annually, due by July 21, 2012.	-	-	1,101,963

Loan payable to China Minsheng Bank, interest at 7.8% annually, due by August 23, 2013.	-	793,512	-

Loan payable to Industrial and Commercial Bank of China, interest at 5.6% annually, due by April 30, 2013 with collateral consisting of land use rights for the land in Yangtze River Road North and Ruishan Road West, New District, Zhenjiang.	-	1,745,727	-

Loan payable to China Minsheng Bank, interest at 7.28% annually, due by February 15, 2014.	818,277	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by April 28, 2014.	1,636,554	-	-

Loan payable to Bank of China, interest at 6.6% annually, due by July 23, 2014.	1,636,554	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by August 14, 2014.	818,277	-	-

Loan payable to Bank of Beijing, interest at 6.9% annually, due by November 28, 2014.	818,277	-	-

Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd	654,622	-	-
	$6,382,561	$2,539,239	$3,463,313

Long-term loans were as follows:

	12/31/2013	12/31/2012	12/31/2011
Description		(Restated)	(Restated)
Loan payable to China Development Bank, interest at 6.1% annually, due by Feb 24, 2014, with collateral consisting of accounts receivables and guarantee from the Beijing Zhongguancun Sci-Tech Guaranty Co., Ltd.	$654,622	$1,110,917	$1,574,233

Long-term loan due within one year	(654,622)	(476,107)	(472,270)

Long-term loan will be paid beyond one year	$-	$634,810	$1,101,963

The interest expense was $451,665, $311,480, and $298,930 for the years ended December 31, 2013, 2012, and 2011, respectively.

As of December 31, 2013, the Company maintained in total RMB39 million (approximately $6.4 million) in credit facilities, of this amount:

1)
China Development Bank (CDB) extended a 3-year RMB10 million ($1.6 million) working capital facility in February 2011. The expiration date for the loan agreement was February 24, 2014, with RMB3 million which was repaid on February 24, 2012, RMB3 million which was repaid on February 24, 2013 and the remaining RMB4 million which was repaid on February 24, 2014. Therefore the balance as of December 31, 2013 was RMB4 million ($0.7 million). RMB loans carry an interest rate equal to the People’s Bank of China’s three-year benchmark lending rate.

The CDB facility was supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”), which is a professional guarantee company mainly funded by the Chinese government and provides various credit guarantees for hi-tech SMEs (such as Wowjoint) in order to help the companies obtain bank financing at reduced interest rates.

The material terms for the Zhongguancun guarantee of CDB facility are as follow:

·
RMB10 million maximum amount; the principal amount of the CDB credit line will be reduced from RMB10 million to RMB7 million in second year, and to RMB4 million in third year, as the Company repay the principal in accordance with the terms of the loan agreement;

·	A pledge of all future and current accounts receivables on a pro rata basis, with the Company being required to submit a list of all accounts receivables to Zhongguancun every quarter; and

·	The term is from February 25, 2011 to February 24, 2014;

2)
China Minsheng Bank extended the Company a RMB5 million (US$0.8 million) facility in October 2011 to provide short-term liquidity and working capital, which expired on March 29, 2012. The loan was repaid in January 2012 before the due date, and was renewed for 6 months from March 2012 to September 14, 2012, which was repaid on August 23, 2012. The Company subsequently entered a new 1-year RMB5 million facility with China Minsheng Bank with term from August 23, 2012 to August 23, 2013. This loan was repaid in full then re-borrowed from August 15, 2013 to February 15, 2014.

RMB loans carry an interest rate equal to 1.3 times the People’s Bank of China’s 1-year benchmark lending rate.

The China Minsheng Bank facility is supported by a personal guarantee from Yabin Liu, the company’s Chief Executive Officer.

3)
Bank of China extended to us a RMB10 million ($1.6 million) 1-year facility in July 2013 to provide working capital. RMB5 million was repaid on April 25, 2014 with the remainder to be repaid around July 1, 2014. Therefore the balance as of December 31, 2013 was RMB10 million.

RMB loans carry an interest rate equal to 1.1 times the People’s Bank of China’s 1-year benchmark lending rate. The Bank of China facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”).

The material terms for the guarantee from Zhongguancun for the Bank of China facility are as follows:

·	RMB20 million maximum amount, including RMB10 million for loans and RMB10 million for issuing guarantees;

·	The term was from 2013 to 2014;

·	Collateralized by fixed assets and personal guarantees from Yabin Liu (Our Chief Executive Officer) and Fude Zhang (Our Chief Technical Officer).

4)
Bank of Beijing extended us in total RMB20 million ($3.2 million) facilities which is comprised of a one-year RMB10 million ($1.6 million) facility in April 2013, a one-year RMB5 million ($0.8 million) facility in August 2013 and a one-year RMB5 million ($0.8 million) facility in November 2013 to provide short-term liquidity and working capital.

RMB loans carry an interest rate equal to 1.15 times the People’s Bank of China’s 1-year benchmark lending rate.

The Bank of Beijing facility is supported by a guarantee from Beijing Zhongguancun Sci-Tech Guaranty Co. Ltd. (“Zhongguancun”).

The material terms for the guarantee from Zhongguancun for the Bank of Beijing facilities are as follows:

·	RMB40 million maximum amount, including RMB30 million for loans and RMB10 million for issuing guarantees;

·	The term was from 2013 to 2015;

·	A pledge of all future and current accounts receivables on a pro rata basis, with us being required to submit a list of all accounts receivables to Zhongguancun every quarter;

·	Further collateralized by fixed assets and personal guarantees from Yabin Liu (Our Chief Executive Officer), Fude Zhang (Our Chief Technical Officer) and Yuhe Xia (company employee).

Below were 3 credit facilities, which we repaid in full and terminated in 2012:

(1)
Industrial and Commercial Bank of China Limited (“ICBC”), Zhongguancun Branch, extended a 1-year RMB40 million ($6.4 million) facilities in December 2011, of which RMB10 million ($1.6 million) was used to fund procurement and purchases related to the company’s business, and RMB30 million ($4.8 million) was used for the issuance of guarantees, letters of credit, bid bonds and performance bonds. These facilities carried an interest rate equal to 1.05 times the People’s Bank of China’s benchmark lending rate. We repaid the RMB10 million facility in full in 2 tranches - RMB5 million plus interest in October 2012 and the remainder RMB5 million plus interest in December 2012. We also terminated the RMB30 million facility when the related Zhongguancun guarantee (described below) expired in November 2012.

The original loan agreement with ICBC was for an amount of RMB10 million ($1.6 million) for funding of procurements and purchases relating to our business. However, on December 23, 2010 ICBC subsequently allowed the facility to be used for an additional RMB30 million ($4.8 million) for the purpose of issuing guarantees, letters of credit, bid bonds and performance bonds, based on the support provided by a guarantee from Zhongguancun. There was no formal amendment to the ICBC loan agreement to reflect the increased amount. However, we obtained a letter from ICBC confirming this arrangement.

The expiration date for the original ICBC loan agreement was on December 8, 2011. We successfully renewed the RMB 10 million ($1.6 million) credit line under a loan agreement executed with ICBC on December 20, 2011 and supported by a new RMB 10 million ($1.6 million) guarantee contract with Zhongguancun executed on December 6, 2011.

The RMB30 million ($4.8 million) used for the issuance of guarantees, letters of credit, bid bonds and performance bonds was covered under the original guarantee contract with Zhongguancun from November 15, 2010 to November 14, 2012. While there was no specified term for the additional RMB30 million ($4.8 million) credit line, once the guarantee from Zhongguancun terminated on November 14, 2012, the RMB30 million ($4.8 million) credit line expired at the same time. In addition, this RMB30 million ($4.8 million) line of credit was uncommitted in nature despite the Zhongguancun guarantee, which meant that each time we applied to use this line, ICBC had the right to decline the request at its discretion.

The material terms for the guarantee from Zhongguancun for the ICBC facilities were as follows:

·	RMB40 million maximum amount;

·	a pledge of future and current accounts receivables on a pro rata basis, with the company required to submit a list of all accounts receivables to Zhongguancun every quarter; and

·	the term was from November 15, 2010 to November 14, 2012;

(2)
China Merchants Bank extended a 1-year RMB7 million ($1 million) facility to provide short-term liquidity and working capital. RMB loans carried an interest rate equal to 1.3 times the People’s Bank of China’s benchmark lending rate. We repaid this loan in full plus interest upon expiration in July 2012.

(3)
Industrial and Commercial Bank of China Limited, Zhenjiang Branch (“ICBC Zhenjiang”), extended a 6-month RMB11 million ($1.79 million) facility to one of our wholly-owned subsidiaries, Zhenjiang Wowjoint, with term from October 26, 2012 to April 30, 2013. RMB loans carried an interest rate equal to the People’s Bank of China’s 6-month benchmark lending rate. We repaid this loan in full plus interest upon expiration on April 30, 2013.

The ICBC Zhenjiang facility was supported by a corporate guarantee from Zhenjiang Wowjoint that has the following material terms:

·	RMB11 million maximum amount;

·	A pledge of land use right of the Zhenjiang facilities with appraised value of approximately RMB16.9 million as of October 2012;

·	The term from October 26, 2012 to October 25, 2017.

Under the above credit facilities, the Company:

(1) Must pay the principal and related interests when due;

(2) Without written consent, the Company cannot sell or transfer assets, or provide guarantees to third parties; and

(3) Must not conduct any activities, which may be materially detrimental to the interests of lending banks.

The Company fully drew down the above credit facilities and was in compliance with all terms and conditions of all of the above credit agreements as of December 31, 2013.  Except for the above terms, there are no quantified financial covenants or financial ratios specified in the credit agreements.  The Company is not subject to any covenants limiting their ability to incur additional indebtedness.